UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Michigan
Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

	BlackRock MuniYield Michigan Insured Fund II, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Michigan - 143.2%	Adrian, Michigan, City School District, GO, 5%, 5/01/14 (a)(b)	$ 2,400	$ 2,575,848

	Anchor Bay, Michigan, School District, School Building and Site, GO, Series II,
	5.75%, 5/01/10 (b)(c)	3,165	3,324,326

	Bullock Creek, Michigan, School District, GO, 5.50%, 5/01/10 (b)(d)	2,150	2,251,329

	Delta County, Michigan, Economic Development Corporation, Environmental
	Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A,
	6.25%, 4/15/12 (b)	2,420	2,649,222

	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series A, 5%, 5/01/13 (b)(c)	2,000	2,117,920

	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series A, 5.375%, 5/01/13 (b)(c)	1,480	1,590,156

	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series B, 5%, 5/01/28 (c)	1,900	1,759,400

	Detroit, Michigan, City School District, GO, Series A, 5.50%, 5/01/12 (a)(b)	1,700	1,816,875

	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B,
	5%, 7/01/13 (b)(d)	1,780	1,907,412

	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B,
	5%, 7/01/34 (d)	2,620	2,239,340

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A,
	5.75%, 7/01/11 (b)(c)	1,000	1,078,090

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A,
	5%, 7/01/13 (a)(b)	1,250	1,339,475

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A,
	5%, 7/01/25 (d)	3,460	3,261,707

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A,
	5%, 7/01/34 (d)	4,600	3,931,666

	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, Second
	Lien, Series C, 5%, 7/01/29 (a)	6,475	5,884,350

	Dickinson County, Michigan, Economic Development Corporation,
	Environmental Improvement Revenue Refunding Bonds (International Paper
	Company Project), Series A, 5.75%, 6/01/16	2,500	2,202,700

	Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding
	Bonds, 5.80%, 11/01/24 (e)	2,170	1,854,764

	East Grand Rapids, Michigan, Public School District, GO, 6%, 5/01/09 (a)(b)	6,300	6,436,647

	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25%,
	5/01/23 (a)	2,000	2,001,900

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
COP	Certificates of Participation	HDA	Housing Development Authority
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
Medical Center), Series A, 5.375%, 7/01/20 (e)	$ 385	$ 290,456

Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
Medical Center), Series A, 6%, 7/01/20 (e)	775	622,457

Gibraltar, Michigan, School District, GO (School Building and Site), 5%,
5/01/14 (b)(c)	3,065	3,289,573

Gibraltar, Michigan, School District, GO (School Building and Site), 5%,
5/01/28 (c)	585	550,280

Grand Blanc, Michigan, Community Schools, GO, 5.625%, 5/01/17 (c)	1,000	1,048,600

Grand Blanc, Michigan, Community Schools, GO, 5.625%, 5/01/18 (c)	1,000	1,025,510

Grand Blanc, Michigan, Community Schools, GO, 5.625%, 5/01/19 (c)	1,100	1,118,326

Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50%,
10/01/12 (b)(f)	665	723,161

Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and
Improvement Bonds, Series A, 5.50%, 1/01/22 (c)	1,500	1,450,785

Harper Woods, Michigan, City School District, School Building and Site, GO,
Refunding, 5%, 5/01/14 (b)(c)	215	230,753

Harper Woods, Michigan, City School District, School Building and Site, GO,
Refunding, 5%, 5/01/34 (c)	10	9,065

Hartland, Michigan, Consolidated School District, GO, 6%, 5/01/10 (b)(c)	4,500	4,745,069

Haslett, Michigan, Public School District, School Building and Site, GO, 5.625%,
11/01/11 (b)(d)	1,275	1,376,541

Jackson, Michigan, Public Schools, GO, 5.375%, 5/01/10 (b)(c)	3,975	4,155,067

Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
Series A, 5.50%, 7/15/11 (b)(d)	3,000	3,222,840

Lakewood, Michigan, Public Schools, GO, DRIVERS, Series 2624Z, 8.897%,
5/01/15 (a)(g)	2	1,856

Ludington, Michigan, Area School District, GO, 5.25%, 5/01/23 (d)	1,440	1,447,531

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Bonds (Hillsdale College Project), 5%, 3/01/35	1,125	917,089

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Refunding Bonds (College for Creative Studies), 5.85%, 6/01/12 (b)	550	596,238

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Refunding Bonds (College for Creative Studies), 5.90%, 6/01/12 (b)	1,000	1,085,750

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Refunding Bonds (Hope College), Series A, 5.90%, 4/01/32	1,000	822,740

Michigan Higher Education Student Loan Authority, Student Loan Revenue
Bonds, AMT, Series XVII-B, 5.40%, 6/01/18 (f)	3,000	2,750,520

Michigan Higher Education Student Loan Authority, Student Loan Revenue
Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (f)	500	368,055

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Building Authority Revenue Bonds (Facilities Program), Series II,
4.67%, 10/15/09 (f)(h)(i)	$ 1,185	$ 1,160,388

Michigan State Building Authority Revenue Bonds (Facilities Program), Series II,
4.77%, 10/15/10 (f)(h)(i)	1,675	1,580,765

Michigan State Building Authority, Revenue Refunding Bonds (Facilities
Program), Series I, 5.50%, 10/15/10 (a)	7,000	7,314,090

Michigan State Building Authority, Revenue Refunding Bonds (Facilities
Program), Series II, 5%, 10/15/29 (d)	2,000	1,855,340

Michigan State, COP, Refunding (New Center Development Inc.), 5.75%,
9/01/11 (h)	5,045	5,445,472

Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds
(Deaconess Towers Apartments), AMT, 5.25%, 2/20/48 (j)	1,000	741,120

Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30%,
10/01/37 (d)	25	19,279

Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 4.85%,
10/01/37 (a)	1,500	1,048,125

Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series D, 5.125%,
4/01/31 (a)	1,500	1,181,220

Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-
Michigan Obligation Group), Series A, 5.50%, 4/15/18 (f)	1,000	1,006,430

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
(Crittenton Hospital), Series A, 5.625%, 3/01/27	1,300	1,141,153

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
(Sparrow Obligated Group), 5%, 11/15/31	1,595	1,223,652

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
(Oakwood Obligated Group), Series A, 5%, 7/15/25	3,110	2,510,516

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
(Oakwood Obligated Group), Series A, 5%, 7/15/37	3,340	2,424,773

Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health
Care Corporation), Series C, 5%, 8/01/35	1,585	1,238,630

Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health
Services), Series R, 5.375%, 8/15/26 (f)(h)	2,000	2,000,120

Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
Credit Group), Series A, 6.125%, 12/01/23	940	925,862

Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
Credit Group), Series A, 6.25%, 12/01/28	570	557,226

Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
Credit Group), Series A, 6.50%, 12/01/33	1,400	1,377,796

Michigan State Hospital Finance Authority, Revenue Refunding Bonds
(Ascension Health Credit), Series A, 6.25%, 11/15/09 (b)(d)	3,760	3,945,481

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (McLaren
Health Care Corporation), 5.75%, 5/15/38	1,500	1,338,690

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series A, 6%, 12/01/20	1,400	1,403,416

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series A, 6%, 12/01/27 (f)	$ 5,500	$ 5,323,835

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series C, 5.375%, 12/01/23	1,000	957,600

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series C, 5.375%, 12/01/30	1,950	1,764,302

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series D, 5%, 8/15/34	1,650	1,359,996

Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
(Detroit Edison Company Pollution Control Project), AMT, Series A, 5.55%,
9/01/29 (d)	9,500	7,909,795

Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
(Detroit Edison Company Pollution Control Project), Series AA, 6.95%,
5/01/11 (c)(d)	2,000	2,126,560

Monroe County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA,
6.95%, 9/01/22 (c)(d)	6,500	7,132,060

New Lothrop, Michigan, Area Public Schools, School Building and Site, GO, 5%,
5/01/35 (a)	1,200	1,084,356

Oak Park, Michigan, Street Improvement, GO, 5%, 5/01/30 (d)	600	558,156

Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
(Development Area Number 3), 5.375%, 6/01/12 (b)(e)	640	689,306

Reed, Michigan, City Public Schools, School Building and Site, GO, 5%,
5/01/14 (a)(b)	1,000	1,073,270

Saginaw Valley State University, Michigan, General Revenue Refunding Bonds,
5%, 7/01/24 (c)(d)	1,450	1,308,031

Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
Edison Co. Project), Series AA, 6.40%, 8/01/24 (f)	13,000	13,283,920

South Lyon, Michigan, Community Schools, GO, Series A, 5.75%,
5/01/10 (b)(d)	2,650	2,784,594

Southfield, Michigan, Public Schools, School Building and Site, GO, Series A,
5%, 5/01/14 (a)(b)	1,000	1,063,500

Sparta, Michigan, Area Schools, School Building and Site, GO, 5%,
5/01/14 (b)(c)	1,000	1,073,270

Thornapple Kellogg School District, Michigan, GO, Refunding, 5%,
5/01/32 (d)	1,500	1,375,845

Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
Wayne County), AMT, Series A, 5.375%, 12/01/15 (d)	6,500	6,205,615

Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport
Hotel, Series A, 5%, 12/01/30 (d)	1,180	1,085,246

Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/25 (d)	4,475	3,693,576

Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/26 (d)	3,700	3,028,228

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5%, 12/01/34 (d)	$ 5,200	$ 3,823,352

	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT,
	5.75%, 12/01/26 (k)	3,060	2,673,675

	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT,
	5.375%, 12/01/32 (k)	4,300	3,451,739

	Wyoming, Michigan, Sewage Disposal System Revenue Bonds, 5%,
	6/01/30 (d)	5,300	4,891,794

	Zeeland, Michigan, Public Schools, School Building and Site, GO, 5%,
	5/01/29 (d)	1,230	1,156,385

			204,388,939

Puerto Rico - 7.2%	Puerto Rico Commonwealth Highway and Transportation Authority, Highway
	Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (k)	3,000	2,808,150

	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/27 (d)	4,200	4,093,866

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
	Bonds, Series A, 5.20%, 8/01/43 (d)(i)	12,500	1,164,500

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
	Bonds, Series A, 4.99%, 8/01/46 (d)(i)	30,000	2,260,500

			10,327,016

	Total Municipal Bonds - 150.4%		214,715,955

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (l)

Michigan - 11.0%	Lakewood, Michigan, Public Schools, School Building and Site, GO, 5%,
	5/01/37 (a)	4,150	3,723,751

	Portage, Michigan, Public Schools, School Building and Site, GO, 5%,
	5/01/31 (a)	2,850	2,629,353

	Saginaw Valley State University, Michigan, Revenue Refunding Bonds, 5%,
	7/01/31 (a)	2,500	2,305,525

	Wayne State University, Michigan, University Revenue Refunding Bonds, 5%,
	11/15/35 (a)	7,790	7,032,501

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 11.0%		15,691,130

	Total Long-Term Investments (Cost - $247,235,852) - 161.4%		230,407,085

	Short-Term Securities	Shares

	CMA Michigan Municipal Money Fund, 1.24% (m)(n)	3,689,196	3,689,196

	Total Short-Term Securities
	(Cost - $3,689,196) - 2.6%		3,689,196

	Total Investments (Cost - $250,925,048*) - 164.0%		234,096,281
	Other Assets Less Liabilities - 3.6%		5,182,515
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (6.4)%		(9,155,311)
	Preferred Shares, at Redemption Value - (61.2)%		(87,393,871)

	Net Assets Applicable to Common Shares - 100.0%		$ 142,729,614

BlackRock MuniYield Michigan Insured Fund II, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 240,681,476
Gross unrealized appreciation	$ 4,417,338
Gross unrealized depreciation	(20,032,533)
Net unrealized depreciation	$ (15,615,195)

(a)	FSA Insured.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	FGIC Insured.

(d)	MBIA Insured.

(e)	ACA Insured.

(f)	AMBAC Insured.

(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(h)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(i)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(j)	GNMA Collateralized.

(k)	Assured Guaranty Insured.

(l)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Michigan Municipal Money Fund	(292,081)	$ 25,776

(n) Represents the current yield as of report date.

BlackRock MuniYield Michigan Insured Fund II, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

  Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 3,689,196
Level 2	230,407,085
Level 3	-

Total	$ 234,096,281

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: December 19, 2008